Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies (Textual)
Revenue
Software development in progress	499,089	133,068
Impairment of long-lived assets
Stock based compensation	$ 260,225	$ 210,000
Option expiration period	10 years
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful lives of furniture and equipment	5 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful lives of furniture and equipment	7 years